SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]	NOTE 24 - SUBSEQUENT EVENTS (i) On January 6, 2022, 1,300,000 shares were released from escrow.